Cover	Apr. 15, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 15, 2024
Entity Registrant Name	ROOT, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39658
Entity Tax Identification Number	84-2717903
Entity Address, Address Line One	80 E. Rich Street
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43215
City Area Code	866
Local Phone Number	980-9431
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	ROOT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001788882
Amendment Flag	false
Entity Information [Line Items]
Document Period End Date	Apr. 15, 2024
Document Type	8-K
City Area Code	866